General and administrative costs	3 Months Ended
Mar. 31, 2025
General and administrative costs
General and administrative costs	16. General and Administrative Costs General and administrative costs amount to € 3,234,000 for the three month period ended March 31, 2025 (three month period ended March 31, 2024: € 3,452,000).